Leases - Detailed Information about in Right of Use Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets [line items]
Right-of-use assets at beginning of period	¥ 3,520	¥ 2,555
Charge for the year	1,518	1,197
Right-of-use assets at end of period	3,076	3,520
Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	4,688	2,555
Additions	1,158	2,263
Deductions	(414)	(130)
Right-of-use assets at end of period	5,432	4,688
Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(1,168)	0
Charge for the year	(1,518)	(1,197)
Deductions	330	29
Right-of-use assets at end of period	(2,356)	(1,168)
Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0	0
Deductions	0	0
Charge for the year	0	0
Right-of-use assets at end of period	0	0
Buildings [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	3,519	2,554
Right-of-use assets at end of period	3,075	3,519
Buildings [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	4,686	2,554
Additions	1,157	2,262
Deductions	(413)	(130)
Right-of-use assets at end of period	5,430	4,686
Buildings [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(1,167)	0
Charge for the year	(1,517)	(1,196)
Deductions	329	29
Right-of-use assets at end of period	(2,355)	(1,167)
Buildings [member] | Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0	0
Deductions	0	0
Charge for the year	0	0
Right-of-use assets at end of period	0	0
Other assets [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	1	1
Right-of-use assets at end of period	1	1
Other assets [member] | Cost [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	2	1
Additions	1	1
Deductions	(1)	0
Right-of-use assets at end of period	2	2
Other assets [member] | Accumulated depreciation [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	(1)	0
Charge for the year	(1)	(1)
Deductions	1	0
Right-of-use assets at end of period	(1)	(1)
Other assets [member] | Impairment [member]
Right-of-use assets [line items]
Right-of-use assets at beginning of period	0	0
Deductions	0	0
Charge for the year	0	0
Right-of-use assets at end of period	¥ 0	¥ 0